Balance Sheet Components - Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet Components
Restricted Cash	$ 2,920	$ 2,920
Credit card processing deposit	5,007	2,650	$ 981
Prepaid expenses	1,260	2,460	448
Other current assets	765	1,434	808
Prepaid expenses and other current assets	$ 9,952	$ 9,464	$ 2,237